Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Pension and postretirement funded status adjustment tax impact	$ 7,348	$ 5,178	$ 825
Cash dividend declared per share	$ 0.40	$ 1.20
Tax benefit on restricted stock dividends	7	15
Capital in Excess of Par Value
Tax benefit on restricted stock dividends	7	15
Retained Earnings
Cash dividend declared per share	$ 0.40	$ 1.20
Accumulated Other Comprehensive Loss
Pension and postretirement funded status adjustment tax impact	$ 7,348	$ 5,178	$ 825